Hoya Capital Housing ETF
Schedule of Investments
May 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 95.2%
	Home Building Products & Materials - 14.4%
1,196	American Woodmark Corporation (a)	$75,061
2,553	AO Smith Corporation	121,268
1,311	Armstrong World Industries, Inc.	98,836
3,657	Beacon Roofing Supply, Inc. (a)	90,035
644	Cavco Industries, Inc. (a)	122,482
1,357	Eagle Materials, Inc.	90,593
1,932	Fortune Brands Home & Security, Inc.	117,775
2,346	Leggett & Platt, Inc.	71,764
506	Lennox International, Inc.	108,203
4,163	Louisiana-Pacific Corporation	98,288
2,668	Masco Corporation	124,462
874	Mohawk Industries, Inc. (a)	81,457
1,840	Owens Corning	96,600
2,898	PotlatchDeltic Corporation	98,503
966	PPG Industries, Inc.	98,213
207	Sherwin-Williams Company	122,927
1,541	Simpson Manufacturing Company, Inc.	123,373
1,449	Trex Company, Inc. (a)	174,054
690	Watsco, Inc.	122,758
4,232	Weyerhaeuser Company	85,444
		2,122,096
	Home Furnishings & Home Goods - 14.8%
2,208	Aaron’s, Inc.	81,497
69	Amazon.com, Inc. (a)	168,524
15,525	At Home Group, Inc. (a)	73,588
10,166	Bed Bath & Beyond, Inc.	73,907
414	Costco Wholesale Corporation	127,707
2,645	Herman Miller, Inc.	60,888
2,760	iRobot Corporation (a)	203,467
4,117	La-Z-Boy, Inc.	105,889
1,127	Middleby Corporation (a)	76,749
644	RH (a)	139,677
2,599	Sleep Number Corporation (a)	81,011
1,012	Target Corporation	123,798
1,518	Tempur Sealy International, Inc. (a)	99,019
2,139	TJX Companies, Inc.	112,854
1,058	Walmart, Inc.	131,255
1,518	Wayfair, Inc. - Class A (a)	260,413
874	Whirlpool Corporation	106,471
1,886	Williams-Sonoma, Inc.	156,934
		2,183,648

	Home Improvement Retailers - 7.5%
2,254	Home Depot, Inc.	560,074
4,163	Lowe’s Companies, Inc.	542,647
		1,102,721
	Homebuilders - 15.6%
4,531	DR Horton, Inc.	250,564
7,245	KB Home	239,665
4,209	Lennar Corporation - Class A	254,476
6,394	MDC Holdings, Inc.	217,332
3,703	Meritage Homes Corporation (a)	257,359
69	NVR, Inc. (a)	222,291
6,348	PulteGroup, Inc.	215,642
10,833	Taylor Morrison Home Corporation - Class A (a)	209,402
6,256	Toll Brothers, Inc.	202,131
16,307	TRI Pointe Group, Inc. (a)	233,516
		2,302,378
	Mortgage Lenders & Servicers - 7.3%
6,325	AGNC Investment Corporation	81,845
11,914	Annaly Capital Management, Inc.	73,390
3,312	Bank of America Corporation	79,886
5,428	Chimera Investment Corporation	45,107
1,012	First Republic Bank	109,468
7,360	Huntington Bancshares, Inc.	65,430
851	JPMorgan Chase & Company	82,811
644	M&T Bank Corporation	68,045
14,352	MFA Financial, Inc.	24,255
7,107	New Residential Investment Corporation	50,957
736	PNC Financial Services Group, Inc.	83,933
6,555	Regions Financial Corporation	74,137
4,002	Truist Financial Corporation	147,194
7,590	Two Harbors Investment Corporation	34,307
2,024	Wells Fargo & Company	53,575
		1,074,340
	Property, Title & Mortgage Insurance - 4.6%
989	Allstate Corporation	96,734
2,277	Fidelity National Financial, Inc.	72,636
1,771	First American Financial Corporation	89,418
7,774	MGIC Investment Corporation	63,825
4,899	Old Republic International Corporation	76,375
1,541	Progressive Corporation	119,705
4,278	Radian Group, Inc.	67,935
828	Travelers Companies, Inc.	88,579
		675,207
	Real Estate Technology, Brokerage & Services - 5.0%
2,714	CoreLogic, Inc.	134,506
2,967	RE/MAX Holdings, Inc. - Class A	83,046
10,672	Realogy Holdings Corporation	64,672
2,001	RealPage, Inc. (a)	135,708
5,451	Redfin Corporation (a)	163,475
2,645	Zillow Group, Inc. - Class C (a)	153,384
		734,791

	Residential REITs & Real Estate Operators - 26.0% ●
5,267	American Campus Communities, Inc.	170,124
9,361	American Homes 4 Rent - Class A	236,272
4,623	Apartment Investment & Management Company - Class A	170,450
1,150	AvalonBay Communities, Inc.	179,412
2,254	Camden Property Trust	206,399
8,027	CubeSmart	228,448
3,542	Equity LifeStyle Properties, Inc.	220,667
2,898	Equity Residential	175,503
782	Essex Property Trust, Inc.	189,846
2,323	Extra Space Storage, Inc.	224,750
7,176	Healthpeak Properties, Inc.	176,817
14,582	Host Hotels & Resorts, Inc.	174,109
8,326	Invitation Homes, Inc.	218,974
1,840	Mid-America Apartment Communities, Inc.	214,102
11,017	Park Hotels & Resorts, Inc.	108,297
1,173	Public Storage	237,814
1,564	Sun Communities, Inc.	214,565
5,152	UDR, Inc.	190,521
4,301	Ventas, Inc.	150,320
2,967	Welltower, Inc.	150,338
		3,837,728
	TOTAL COMMON STOCKS (Cost $15,545,394)	14,032,909

	SHORT-TERM INVESTMENTS - 0.6%
84,206	First American Government Obligations Fund, Class X - 0.09% *	84,206
	TOTAL SHORT-TERM INVESTMENTS (Cost $84,206)	84,206
	TOTAL INVESTMENTS - 95.8% (Cost $15,629,600)	14,117,115
	Other Assets in Excess of Liabilities - 4.2%	620,229
	NET ASSETS - 100.0%	$14,737,344

	Percentages are stated as a percentage of net assets.
	The Fund’s security classifications are defined by the Fund’s Adviser.

(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of May 31, 2020.
●
The Index, and consequently the Fund, is expected to concentrate its investments in U.S. residential housing industry. The value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

REIT	Real Estate Investment Trust

Summary of Fair Value Disclosure at May 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$14,032,909	-	-	$14,032,909
Short-Term Investments	84,206.00	-	-	84,206.00
Total Investments in Securities	$14,117,115	-	-	$14,117,115
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended May 31, 2020, the Fund did not recognize any transfers to or from Level 3.